BORROWINGS - Schedule of Undiscounted principal payments (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Loan repaid according to the schedule
2026	¥ 3,610,982	$ 516,364
2027	1,565,283	223,832
2028	1,707,420	244,158
2029	41,639	5,954
Total long term debt	¥ 6,925,324	$ 990,308